Other Intangible Assets, Net (Details) - Schedule of other intangible assets, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	$ 131,788	$ 77,353
Intangible assets, Accumulated amortization	56,835	43,318
Other intangible assets, net	$ 74,953	34,035
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	8 years 6 months
Intangible asset, Gross	$ 59,482	23,409
Intangible assets, Accumulated amortization	$ 18,827	14,673
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	4 years 7 months 6 days
Intangible asset, Gross	$ 70,813	52,555
Intangible assets, Accumulated amortization	$ 37,050	27,891
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life (years)	3 years 6 months
Intangible asset, Gross	$ 1,493	1,389
Intangible assets, Accumulated amortization	$ 958	$ 754